Employee Benefits - Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 408	$ 359	$ 343
Remeasurements on the Net Defined Benefit Liability	(7)	(167)	144
Net benefit cost recognized in the consolidated statements of income [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	471	359	343
Past service cost	10	45	3
Gain or Loss on Settlement or Curtailment	(3)	(61)	(129)
Net Interest on the Net Defined Benefit Liability	338	282	276
Net benefit cost recognized in the consolidated statements of income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	341	245	233
Past service cost	10	45	3
Gain or Loss on Settlement or Curtailment	(2)	(61)	(120)
Net Interest on the Net Defined Benefit Liability	267	224	212
Net benefit cost recognized in the consolidated statements of income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	106	93	88
Gain or Loss on Settlement or Curtailment	(1)		(9)
Net Interest on the Net Defined Benefit Liability	41	34	32
Net benefit cost recognized in the consolidated statements of income [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	24	21	16
Net Interest on the Net Defined Benefit Liability	30	24	23
Net benefit cost recognized in the consolidated statements of income [member] | Post-employment [member] | Venezuela [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost			6
Net Interest on the Net Defined Benefit Liability			9
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	1,290	1,270	1,071
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	1,060	1,102	913
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	46	18	39
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements on the Net Defined Benefit Liability	$ 184	$ 151	$ 119